History And Reorganization of The Group - Summary of Direct or Indirect Interests In The Principal Subsidiaries And The Principal Consolidated Affiliated Entities (Parenthetical) (Detail)
$ in Millions
	Aug. 05, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Nov. 13, 2023 HKD ($)
Disclosure of subsidiaries [line items]
Capital Contribution Before Increase	¥ 8,494,800,000
Capital Contribution After Increase	¥ 9,435,425,000
PAO Bank Limited [Member]
Disclosure of subsidiaries [line items]
Cash transferred | $			$ 933
Jinjiong (Shenzhen) Technology Service Company Ltd. ("Jinjiong Technology") [member]
Disclosure of subsidiaries [line items]
Additional paid-in capital		¥ 500,000,000